CONVERTIBLE PREFERRED STOCK - Additional Information (Details)					1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
		Jan. 31, 2023 $ / shares shares	Jan. 30, 2023 shares	Aug. 30, 2022 USD ($) $ / shares shares	Nov. 30, 2023 shares	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 Days $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Days $ / shares shares	Mar. 10, 2023 shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common stock, shares issued		783,098						5,686,498		922,362		5,556,857
Preferred stock, aggregate purchase price | $							$ 200,000
Common stock, shares outstanding		783,098						5,686,498		922,362		5,556,857
Conversion rate of preferred stock into common stock | $ / shares		$ 10						$ 0.25
Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares issued		31,323,904								36,894,323
Common stock, shares outstanding		31,323,904								36,894,323
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		28,750
Founder shares forfeited		8,355,393
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		1,150,000
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member]
Class of Stock [Line Items]
Shares transferred		3,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Shares transferred		150,000
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member]
Class of Stock [Line Items]
Shares transferred		1,250
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Shares transferred		50,000
Services Agreement With Anzu Partners [Member]
Class of Stock [Line Items]
Payment to business combination | $				$ 500,000						$ 500,000
Warrant with strike price | $ / shares				$ 0.01
Payment for exercise of warrants | $									$ 500,000
Stock Purchase Agreement [Member] | Wilson Sonsini Goodrich & Rosati [Member]
Class of Stock [Line Items]
Common stock, shares issued											4,887
Preferred stock, shares issued											195,452
Stock Purchase Agreement [Member] | Wilson Sonsini Goodrich & Rosati [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares issued											195,452
Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock in to common stock		580,943
Issuance of Legacy Nuburu Series C preferred stock, shares		91,899					40,000 [1]
Preferred stock, aggregate purchase price | $	[1]						$ 4
Conversion of shares		34,045								1,300,000 [2]
Conversion of stock		138,922
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Conversion of preferred stock in to common stock		23,237,703
Issuance of Legacy Nuburu Series C preferred stock, shares		3,675,976
Conversion of shares		1,361,787
Conversion of stock		5,556,857
Legacy Nuburu's [Member]
Class of Stock [Line Items]
Common stock, shares issued		10,782,091
Preferred stock, shares issued		40,392,723
Preferred stock, shares outstanding		40,392,723
Common stock, shares outstanding		10,782,091	2,642,239
Percentage of common stock to be received		99.00%
Legacy Nuburu's [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		10,782,091
Legacy Nuburu's [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of shares			2,642,239
Number of outstanding warrants to purchase shares		4,000,000
Conversion Rights [Member]
Class of Stock [Line Items]
Price per share | $ / shares								$ 11.5		$ 11.5
Minimum VWAP percentage								115.00%		115.00%
Preferred stock convertible threshold minimum percentage of voting stock outstanding								9.99%		9.99%
Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock | $ / shares								$ 5		$ 5
Conversion Rights [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued					32,500
Conversion Rights [Member] | Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued					1,300,000
Mandatory Conversion [Member]
Class of Stock [Line Items]
Threshold percentage of conversion price for mandatory conversion								200.00%		200.00%
Conversion price trading days | Days								20		20
Conversion price trading days period								30 days		30 days
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								50,000,000		50,000,000		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued								2,388,905		2,388,905		23,237,703
Preferred stock, shares outstanding								2,388,905		2,388,905		23,237,703
Conversion of shares		1,361,787
Conversion rate of preferred stock into common stock | $ / shares								$ 0.25		$ 10
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		650,000
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		650,000
Series A Preferred Stock [Member] | Legacy Nuburu's [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		15,478
Series A Preferred Stock [Member] | Tailwind [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		316,188
Series A Preferred Stock [Member] | Conversion Rights [Member]
Class of Stock [Line Items]
Conversion of stock					650,000
Series A Preferred Stock [Member] | Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock | $ / shares								$ 5		$ 5
Series C Preferred Stock [Member] | Legacy Nuburu's [Member]
Class of Stock [Line Items]
Purchase price per share | $ / shares						$ 5
Issuance of Legacy Nuburu Series C preferred stock, shares						1,166,372
Preferred stock, aggregate purchase price | $						$ 5,800,000
Preferred Stock [Member] | Services Agreement With Anzu Partners [Member]
Class of Stock [Line Items]
Number of outstanding warrants to purchase shares				500,000

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.